Lease - Summary of Operating Lease Supplemental Cash Flow Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating Lease Supplemental Cash Flow Information [Abstract]
Operating ROU assets released in exchange for operating lease liabilities	¥ 352,298,094	$ 55,283,259	¥ 1,794,151
Operating ROU assets obtained in exchange for new operating lease liabilities	¥ 522,578,298	$ 82,003,938	¥ 92,795,997